UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE GLOBAL GROWTH TRUST

FORM N-Q

JULY 31, 2014

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 2.3%
Delphi Automotive PLC	23,400	$1,563,120
TRW Automotive Holdings Corp.	17,980	1,839,174	*

Total Auto Components		3,402,294

Hotels, Restaurants & Leisure - 3.1%
Las Vegas Sands Corp.	31,000	2,289,350
Starbucks Corp.	28,160	2,187,469

Total Hotels, Restaurants & Leisure		4,476,819

Internet & Catalog Retail - 2.2%
Amazon.com Inc.	7,360	2,303,606	*
ASOS PLC	21,000	880,929	*(a)

Total Internet & Catalog Retail		3,184,535

Media - 0.8%
Omnicom Group Inc.	16,000	1,119,840

Specialty Retail - 2.3%
L’Occitane International SA	1,289,700	3,326,356	(a)

Textiles, Apparel & Luxury Goods - 5.9%
Compagnie Financiere Richemont SA	26,000	2,474,332	(a)
Pandora A/S	19,600	1,339,148	(a)
Prada SpA	321,500	2,278,953	(a)
Ralph Lauren Corp.	15,250	2,376,865

Total Textiles, Apparel & Luxury Goods		8,469,298

TOTAL CONSUMER DISCRETIONARY		23,979,142

CONSUMER STAPLES - 10.6%
Beverages - 6.6%
Brown-Forman Corp., Class B Shares	50,450	4,371,492
Diageo PLC, ADR	17,600	2,115,872
Fomento Economico Mexicano SA de CV, ADR	32,720	3,072,081

Total Beverages		9,559,445

Food Products - 3.1%
Amira Nature Foods Ltd.	97,380	1,461,674	*
Aryzta AG	34,050	3,081,129	(a)

Total Food Products		4,542,803

Personal Products - 0.9%
Shiseido Co., Ltd.	62,500	1,236,886	(a)

TOTAL CONSUMER STAPLES		15,339,134

ENERGY - 7.7%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	20,900	2,265,351

Oil, Gas & Consumable Fuels - 6.1%
Cabot Oil & Gas Corp.	44,000	1,449,800
EOG Resources Inc.	23,400	2,560,896
Occidental Petroleum Corp.	29,550	2,887,331
Suncor Energy Inc.	49,000	2,011,950

Total Oil, Gas & Consumable Fuels		8,909,977

TOTAL ENERGY		11,175,328

FINANCIALS - 15.3%
Banks - 5.1%
Banco Bilbao Vizcaya Argentaria S.A.	184,549	2,268,107
Credicorp Ltd.	9,400	1,390,448
Lloyds TSB Group PLC	1,172,070	1,459,773	*(a)

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Banks - 5.1% (continued)
Standard Chartered PLC	109,882	$2,291,113	(a)

Total Banks		7,409,441

Capital Markets - 2.8%
E*TRADE Financial Corp.	122,290	2,570,536	*
KKR & Co. LP	64,940	1,488,425

Total Capital Markets		4,058,961

Consumer Finance - 2.8%
Discover Financial Services	25,000	1,526,500
ORIX Corp.	157,000	2,552,329	(a)

Total Consumer Finance		4,078,829

Diversified Financial Services - 2.2%
Grupo BTG Pactual	95,000	1,480,639
Nasdaq OMX Group Inc.	39,820	1,680,006

Total Diversified Financial Services		3,160,645

Insurance - 1.5%
AXA SA	90,020	2,061,562	(a)

Real Estate Investment Trusts (REITs) - 0.9%
American Homes 4 Rent, Class A Shares	72,000	1,311,840

TOTAL FINANCIALS		22,081,278

HEALTH CARE - 11.0%
Biotechnology - 5.1%
Amgen Inc.	29,070	3,703,227
BioMarin Pharmaceutical Inc.	12,400	766,568	*
Celgene Corp.	19,640	1,711,626	*
Vertex Pharmaceuticals Inc.	13,400	1,191,394	*

Total Biotechnology		7,372,815

Health Care Technology - 1.8%
athenahealth Inc.	17,100	2,127,240	*
Veeva Systems Inc., Class A Shares	21,800	518,840	*

Total Health Care Technology		2,646,080

Pharmaceuticals - 4.1%
Nektar Therapeutics	57,000	601,350	*
Ono Pharmaceutical Co., Ltd.	23,400	1,987,063	(a)
Roche Holding AG, ADR	92,560	3,362,242

Total Pharmaceuticals		5,950,655

TOTAL HEALTH CARE		15,969,550

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Safran SA	45,700	2,676,587	(a)

Airlines - 3.4%
Southwest Airlines Co.	65,000	1,838,200
United Continental Holdings Inc.	65,200	3,024,628	*

Total Airlines		4,862,828

Building Products - 1.1%
LIXIL Group Corp.	66,000	1,607,264	(a)

Trading Companies & Distributors - 0.9%
Wolseley PLC	25,000	1,301,109	(a)

TOTAL INDUSTRIALS		10,447,788

INFORMATION TECHNOLOGY - 23.2%
Electronic Equipment, Instruments & Components - 2.5%
Hitachi Ltd.	461,840	3,595,355	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Internet Software & Services - 3.5%
Cvent Inc.	43,603	$1,190,798	*
Rackspace Hosting Inc.	62,410	1,890,399	*
Twitter Inc.	24,900	1,125,231	*
Youku.com Inc., ADR	47,300	900,592	*

Total Internet Software & Services		5,107,020

IT Services - 1.1%
EVERTEC Inc.	69,435	1,552,567

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp., Class A Shares	22,400	857,024
NXP Semiconductors NV	30,800	1,920,380	*

Total Semiconductors & Semiconductor Equipment		2,777,404

Software - 8.2%
Adobe Systems Inc.	41,520	2,869,447	*
CommVault Systems Inc.	20,500	984,410	*
FleetMatics Group PLC	45,600	1,440,504	*
Red Hat Inc.	63,300	3,678,996	*
SAP SE, ADR	13,770	1,080,807
ServiceNow Inc.	30,550	1,796,340	*

Total Software		11,850,504

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	54,950	5,251,571
EMC Corp.	116,000	3,398,800

Total Technology Hardware, Storage & Peripherals		8,650,371

TOTAL INFORMATION TECHNOLOGY		33,533,221

MATERIALS - 5.1%
Construction Materials - 1.7%
Martin Marietta Materials Inc.	20,370	2,530,565

Metals & Mining - 3.4%
Dominion Diamond Corp.	165,000	2,310,000	*
Petra Diamonds Ltd.	767,000	2,579,275	*(a)

Total Metals & Mining		4,889,275

TOTAL MATERIALS		7,419,840

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SoftBank Corp., ADR	41,440	1,492,254

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp.	78,000	1,719,120	*

TOTAL COMMON STOCKS (Cost - $111,751,198)		143,156,655

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Itau Unibanco Banco Multiple SA, ADR (Cost - $1,116,524)	76,230	1,173,942

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY				VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,867,722)				144,330,597

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $315,092; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $321,393)	0.050%	8/1/14	$315,091	$315,091

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $114,909; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $118,356)	0.090%	8/1/14	114,909	114,909

TOTAL SHORT-TERM INVESTMENTS (Cost - $430,000)				430,000

TOTAL INVESTMENTS - 100.0% (Cost - $113,297,722#)				144,760,597
Liabilities in Excess of Other Assets - (0.0)%				(40,317)

TOTAL NET ASSETS - 100.0%				$144,720,280

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country*

United States	54.2%
Japan	8.6
United Kingdom	8.4
Switzerland	6.2
France	3.3
Canada	3.0
Luxembourg	2.3
Mexico	2.1
Brazil	1.8
Italy	1.6
Spain	1.6
Netherlands	1.3
Puerto Rico	1.1
United Arab Emirates	1.0
Peru	1.0
Denmark	0.9
Germany	0.7
China	0.6
Short - Term Investments	0.3

100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Growth Trust (formerly Legg Mason Capital Management Global Growth Trust) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$13,679,424	$10,299,718	—	$23,979,142
Consumer staples	11,021,119	4,318,015	—	15,339,134
Financials	13,716,501	8,364,777	—	22,081,278
Health care	13,982,487	1,987,063	—	15,969,550
Industrials	4,862,828	5,584,960	—	10,447,788
Information technology	29,937,866	3,595,355	—	33,533,221
Materials	4,840,565	2,579,275	—	7,419,840
Other common stocks	14,386,702	—	—	14,386,702
Preferred stocks	1,173,942	—	—	1,173,942

Total long-term investments	$107,601,434	$36,729,163	—	$144,330,597

Short-term investments†	—	430,000	—	430,000

Total investments	$107,601,434	$37,159,163	—	$144,760,597

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2014, securities valued at $36,729,163 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,153,477
Gross unrealized depreciation	(3,690,602)

Net unrealized appreciation	$31,462,875

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014